Note 16 - Income Taxes - Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 828	$ 1,004
Non-capital losses	2,070	301
Deferred tax assets	2,898	1,305
Exploration and evaluation assets	(219)	(95)
Investment in associate	(5,870)	(3,192)
Investments	(1,530)
Deferred tax liabilities, unrealized foreign exchange	(7,619)	(3,287)
Net deferred income tax liability	$ (4,721)	$ (1,982)